Label	Element	Value
Class A & P Prospectus | UBS International Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The UBS Funds

Prospectus Supplement | October 2, 2023

Includes:

•  UBS International Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus relating to Class A and Class P shares, dated October 28, 2022, as supplemented, for UBS International Sustainable Equity Fund (the "Fund"), a series of The UBS Funds, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	UBS International Sustainable Equity Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective October 1, 2023, the Fund's primary benchmark changed from the MSCI All Country World ("ACWI") ex-US Index to the MSCI World ex-US Index.

Therefore, the information under the heading "UBS International Sustainable Equity Fund-Fund Summary" and the sub-heading "Average annual total returns" is deleted in its entirety and replaced with the following:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 1, 2023, the MSCI World ex-US Index replaced the MSCI ACWI ex-US Index as the Fund's benchmark because it more closely aligns with the Fund's investment strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2021)
Class A & P Prospectus | UBS International Sustainable Equity Fund | MSCI ACWI ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.82%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.61%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.28%	[1]
Class A & P Prospectus | UBS International Sustainable Equity Fund | MSCI World ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.62%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.63%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.84%	[1]
Class A & P Prospectus | UBS International Sustainable Equity Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1997
Class A & P Prospectus | UBS International Sustainable Equity Fund | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1993
Class A & P Prospectus | UBS International Sustainable Equity Fund | CLASS P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.74%
Class A & P Prospectus | UBS International Sustainable Equity Fund | CLASS P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.78%

[1]	Effective October 1, 2023, the MSCI World ex-US Index replaced the MSCI ACWI ex-US Index as the Fund's benchmark because it more closely aligns with the Fund's investment strategy.